UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
116 1st St. SW, Suite C
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RADKE, PRESIDENT
116 1st St. SW, Suite C
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2006

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  98.6%
General Obligations  16.9%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000               178,947
Broadwater Cnty MT Sch Dist No 1  5.10%  07/01/18                                250,000               263,892
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000                99,908
Missoula Cnty Mt Ref (XLCA)  3.75%  07/01/14                                     250,000               245,518
MT St Long Range Building Pg-Ser G   4.00%   08/01/13                            250,000               251,567
MT St Long Range Building Pg-Ser G  4.00%  08/01/16                              250,000               249,462
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               107,489
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               262,465
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                79,450
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               107,429
Yellowstone & Carbon Cntys Elem Sch Dist (MBIA)  4.25%  07/01/24                 200,000               199,066
                                                                                                     ---------
                                                                                                     2,045,195
                                                                                                     ---------
Continuing Care Revenue Bonds  2.0%
MT Fac Fin Auth Rev Marias Med Ctr  3.80%  01/01/10                              175,000               174,372
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                33,799
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                39,858
                                                                                                     ---------
                                                                                                       248,029
                                                                                                     ---------
Higher Education Revenue Bonds  13.9%
MT Brd Regents U of M Hgher Ed Rev Ser J (MBIA)  4.00%  05/15/16                 300,000               294,450
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               442,066
MT St Brd Regents (MSU) Rev Facs Imp E (AMBAC)  5.00%  11/15/21                   80,000                82,435
MT Brd Regents (U of M) Hghr Ed Rev  5.75%  05/15/24                              15,000                16,090
MT Brd Regents (U of M) Hghr Ed Rev  5.75%  5/15/24                              135,000               145,618
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                76,413
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                     140,000               141,908
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                80,550
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               407,714
                                                                                                     ---------
                                                                                                     1,687,244
                                                                                                     ---------
Hospital Revenue Bonds  23.2%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               149,605
MT Fac Fin Auth Rev Bozeman Deaconess  4.125%  06/01/18                          200,000               190,334
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               152,895
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          500,000               527,410
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               205,856
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18              200,000               208,624
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          515,000               533,550
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               374,721
MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16               450,000               470,849
                                                                                                     ---------
                                                                                                     2,813,844
                                                                                                     ---------
Housing Revenue Bonds  14.5%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                              75,000                69,920
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                  85,000                84,267
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                  70,000                69,441
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 120,000               120,496
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 120,000               120,185
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33                             185,000               187,050
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              385,000               388,546
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               250,000               246,492
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  12/01/12                               480,000               473,909
                                                                                                     ---------
                                                                                                     1,760,306
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds  9.9%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               252,445
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               173,211
MT Fac Fin Auth Rev Childrens Home  4.55%  01/01/17                              250,000               248,933
MT St Hlth Fac Auth Hlth Care Rev State Hosp (AMBAC)  5.00%  06/01/22            500,000               521,205
                                                                                                     ---------
                                                                                                     1,195,794
                                                                                                     ---------
Transportation Revenue Bonds  5.2%
MT St Dept Trans Rev Grant Antic   5.00%   06/01/20                              100,000               105,195
MT St Dept Trans Rev Grant Antic Hwy 93 (MBIA)  4.00%  06/01/14                  250,000               249,117
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               270,260
                                                                                                     ---------
                                                                                                       624,572
                                                                                                     ---------
Water Revenue Bonds 0.8%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               100,781
                                                                                                     ---------
                                                                                                       100,781
                                                                                                     ---------
Other Revenue Bonds  10.9%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               111,463
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               111,208
Puerto Rico Childrens Trust Fund  Settlement Rev  6.00%  07/01/26                195,000               212,836
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.00%  07/01/21               250,000               261,890
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               104,394
Puerto Rico Mun Fin Agy Ser A (FSA)  5.25%  08/01/21                             200,000               215,184
Puerto Rico Pub Fin Corp Ser A (MBIA)  5.50%  08/01/17                           275,000               298,757
                                                                                                     ---------
                                                                                                     1,315,732
                                                                                                     ---------

Total Municipal Bonds (cost $11,894,313)                                                            11,791.497

SHORT-TERM INVESTMENTS  1.2%
Franklin Double Tax-Free Income Fund                                             12,555               148,658
                                                                                                   -----------
Total Short-Term Investments (cost:$149,662)                                                          148,658
                                                                                                   -----------

TOTAL MARKET VALUE OF  SECURITIES OWNED  98.6%  (COST $11,894,313)                                  11,940,155

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.4%                                                  167,556
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,213,214 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $12,107,711
                                                                                                   ===========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2006

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  98.1%
General Obligations  26.6%
Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                    75,000               $74,461
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                95,005
Bismarck ND Pub Sch Dist No 1 (FGIC)  4.50%  05/01/16                             55,000                54,444
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                61,426
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               207,392
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                51,813
Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                         50,000                50,523
Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                               70,000                70,386
Mandan ND Ref Impt Ser C (AMBAC)  4.00%  05/01/18                                150,000               146,230
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                51,085
Wahpeton ND Pub Sch Dist No 37 (FSA)  4.10%  05/01/19                            100,000                98,562
West Fargo ND Ref & Imp  5.00%  05/01/18                                         250,000               256,498
West Fargo ND Ref & Imp (AMBAC)  4.00%  05/01/15                                 200,000               199,114
West Fargo ND Ref & Impt   4.10%   05/01/17                                      100,000                99,013
West Fargo ND Ref & Impt-Ser D   4.25%   05/01/20                                150,000               146,572
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,682
                                                                                                     ---------
                                                                                                     1,715,206
                                                                                                     ---------
Building Authority Revenue Bonds  8.6%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                51,926
Grand Forks Cnty Bldg Auth Rev   5.00%   12/01/20                                200,000               205,600
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                51,637
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                51,933
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                93,825
ND St Bldg Auth Lease Rev Ser C  (AMBAC)   4.20%  08/15/13                       100,000               100,785
                                                                                                     ---------
                                                                                                       555,706
                                                                                                     ---------
Education Revenue Bonds  6.9%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                52,270
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        290,000               295,797
West Fargo Pub School District Bldg Auth  4.20%  05/01/17                        100,000                99,285
                                                                                                     ---------
                                                                                                       447,352
                                                                                                     ---------
Higher Education Revenue Bonds  14.3%
ND St Brd Hghr Ed Student Svcs Facs MSU   5.00%   08/01/18                       175,000               172,189
ND St Brd Hghr Ed Student Svcs Facs MSU   5.50%   08/01/23                       125,000               124,816
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               100,000                97,446
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (FGIC)  4.00%  04/01/15               150,000               148,967
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                98,426
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (AMBAC)  4.25%  04/01/23              100,000                98,051
ND St Brd Hghr Ed Rev HSG & Aux  5.00%  04/01/21                                 150,000               155,818
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                25,471
                                                                                                     ---------
                                                                                                       921,184
                                                                                                     ---------
Hospital Revenue Bonds  12.0%
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12                 325,000               334,357
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   100,000               103,972
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                68,904
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  4.125%  06/01/11                    150,000               152,271
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                45,658
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                20,663
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,120
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,733
                                                                                                     ---------
                                                                                                       772,678
                                                                                                     ---------
Housing Revenue Bonds  11.2%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                24,682
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               151,673
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                         10,000                 9,977
ND St Hsg Fin Agy Rev Hsg Fin Pg  4.60%  01/01/15                                200,000               200,076
ND St Hsg Fin Agy Rev Hsg Fin Home MTG Fin C  4.45%  07/01/16                    200,000               195,698
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 4,988
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      55,000                54,776
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                      80,000                80,066
                                                                                                     ---------
                                                                                                      721,936
                                                                                                     ---------
Transportation Revenue Bonds  2.5%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               158,494
                                                                                                     ---------
                                                                                                       158,494
                                                                                                     ---------
Water Revenue Bonds  5.5%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                53,534
ND St Water Comm Rev Ref Prog Ser A (MBIA)  4.00%  08/01/13                      150,000               150,194
South Central Reg Water Dist Burleigh Cnty Rev  5.00%  10/01/23                  150,000               149,178
                                                                                                     ---------
                                                                                                       352,906
                                                                                                     ---------
Other Revenue Bonds  9.0%
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                    50,000                51,407
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               152,759
Grand Forks Sales Tax Rev Alerus Proj. (MBIA)  5.00%  12/15/21                   115,000               121,891
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,646
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                51,669
Puerto Rico Childrens Trust Fund Settlement Rev  6.00%  07/01/26                  15,000                16,372
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               161,600
                                                                                                     ---------
                                                                                                       582,344
                                                                                                     ---------

Total Municipal Bonds (cost $6,241,222)                                                              6,227,806

SHORT-TERM INVESTMENTS  1.4%
Franklin Double Tax Free Income Fund                                              90,459                89,776
Federated Municipal Obligations Fund #852                                          3,000                 3,000
                                                                                                     ---------
Total Short Term Investment (cost: $93,459)                                                             92,776
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  98.5% (COST $6,331,681)                                      6,320,582

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (1.5)%                                                117,373
                                                                                                    ----------

NET ASSETS APPLICABLE TO 633,621 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $6,437,955
                                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2006

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  95.9%



Auto Parts  2.0%
Johnson Controls                                                  1,000                 75,930
                                                                                      --------
                                                                                        75,930
                                                                                      --------
Banks/Financial Services  17.5%
Wachovia                                                           700                  39,235
BB&T                                                               800                  31,360
Bank of America                                                  2,400                 109,296
Citigroup                                                        2,800                 132,244
Merrill Lynch                                                      800                  63,008
Morgan Stanley                                                   1,100                  69,102
National City                                                    2,100                  73,290
U.S. Bancorp                                                     2,400                  73,200
Washington Mutual                                                1,700                  72,454
                                                                                      --------
                                                                                       663,189
                                                                                      --------
Building Materials  1.8%
Masco Corporation                                                2,100                  68,229
                                                                                      --------
                                                                                        68,229
                                                                                      --------
Chemical  3.0%
Bunge Limited                                                    1,400                  77,994
Dow Chemical                                                       900                  36,540
                                                                                      --------
                                                                                       114,534
                                                                                      --------
Computer/Communications Related  5.5%
Microsoft                                                        1,300                  35,373
Intel                                                            2,900                  56,434
Hewlett-Packard                                                  2,300                  75,670
International Rectifier                                          1,000                  41,430
                                                                                      --------
                                                                                       208,907
                                                                                      --------
Discount/Variety Stores  2.0%
Wal-Mart                                                          1600                  75,584
                                                                                      --------
                                                                                        75,584
                                                                                      --------
Drug  2.7%
Merck                                                            2,900                 102,167
                                                                                      --------
                                                                                       102,167
                                                                                      --------
Drug Distribution  3.4%
Amerisource Bergen                                                1,000                 48,270
CVS Corp.                                                         2,700                 80,649
                                                                                      --------
                                                                                       128,919
                                                                                      --------
Energy  13.5%
Anadarko Petroleum                                                 600                  60,606
Apache                                                             800                  52,408
BP Amoco                                                         1,000                  68,940
ChevronTexaco                                                    1,600                  92,752
ConocoPhillips                                                   1,800                 113,670
Exxon Mobil                                                      2,000                 121,720
                                                                                      --------
                                                                                       510,096
                                                                                      --------
Entertainment 2.1%
Disney                                                           2,800                  78,092
                                                                                      --------
                                                                                        78,092
                                                                                      --------
Food 1.9%
Dean Foods                                                       1,900                  73,777
                                                                                      --------
                                                                                        73,777
                                                                                      --------
Household Products  2.9%
Kimberly-Clark                                                   1,900                 109,820
                                                                                      --------
                                                                                       109,820
                                                                                      --------
Industrial Products  2.1%
Ingersoll-Rand                                                   1,900                  79,401
                                                                                      --------
                                                                                        79,401
                                                                                      --------
Insurance  6.3%
American International Group                                     1,400                  92,526
Hartford Financial Services Group                                  900                  72,495
Marsh & McLennan                                                 2,500                  73,400
                                                                                      --------
                                                                                       238,421
                                                                                      --------
Medical Services / Supplies  2.6%
Health Management Associates                                     2,300                  49,611
Triad Hospital                                                   1,200                  50,280
                                                                                      --------
                                                                                        99,891
                                                                                      --------
Metals  3.6%
ALCOA                                                            2,500                  76,400
Rio Tinto Plc ADR                                                  300                  62,100
                                                                                      --------
                                                                                       138,500
                                                                                      --------
Multi-Industry  4.2%
Honeywell                                                        1,900                  81,263
ITT Industries                                                   1,400                  78,708
                                                                                      --------
                                                                                       159,971
                                                                                      --------
Packaging  1.22%
Sealed Air                                                         800                  46,296
                                                                                      --------
                                                                                        46,296
                                                                                      --------
Retail  1.7%
BJ's Wholesale                                                   2,000                  63,020
                                                                                      --------
                                                                                        63,020
                                                                                      --------
Telecommunications  3.4%
Nokia                                                            3,000                  62,160
Verizon Communications                                           2,000                  68,120
                                                                                      --------
                                                                                       130,280
                                                                                      --------
Transportation  6.0%
Canadian Pacific                                                   700                  34,979
CSX                                                              1,500                  89,700
Union Pacific                                                    1,100                 102,685
                                                                                      --------
                                                                                       227,364
                                                                                      --------
Utilities  6.3%
Public Service Enterprise Group                                  1,100                  70,444
American Electric Power                                          2,700                  91,854
Dominion Resources                                               1,100                  75,933
                                                                                      --------
                                                                                       238,231
                                                                                      --------

Total Common Stocks (Cost $2,876,124)                                                3,630,619

SHORT-TERM INVESTMENTS 4.1%
Federated Prime Value Obligations #853                         154,000                 154,000
                                                                                    ----------
Total Short-Term Investments (cost: $154,000)                                          154,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  100% (COST $2,876,124)                       3,784,619

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.0)%                                  1,182
                                                                                    ----------
NET ASSETS APPLICABLE TO 311,273 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,785,801
                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2006

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  85.1%

Air Services  1.3%
Bristow Group                                                    1,400                  43,260
                                                                                          --------
                                                                                        43,260
                                                                                      --------    Auto Related  2.4%
Borg Warner                                                      1,300                  78,052
                                                                                      --------
                                                                                        78,052
                                                                                      --------
Basic Materials  2.7%
Albany International                                             2,300                  87,607
                                                                                      --------
                                                                                        87,607
                                                                                      --------
Cement  1.3%
Lafarge                                                            500                  42,000
                                                                                      --------
                                                                                        42,000
                                                                                      --------
Chemical  2.9%
RPM                                                              5,100                  91,494
                                                                                      --------
                                                                                        91,494
                                                                                      --------
Computer/Communications Related  1.0%
International Rectifier                                            800                  33,144
                                                                                      --------
                                                                                        33,144
                                                                                      --------
Construction/Engineering  1.1%
Granite Construction                                               700                  34,076
                                                                                      --------
                                                                                        34,076
                                                                                      --------
Drug Manufacturer  1.1%
Chattem                                                            900                  33,885
                                                                                      --------
                                                                                        33,885
                                                                                      --------
Drug Related  1.9%
Prestige Brands Holdings                                         4,900                  59,633
                                                                                      --------
                                                                                        59,633
                                                                                      --------
Electrical Equipment  3.3%
Belden CDT                                                       3,900                 106,197
                                                                                      --------
                                                                                       106,197
                                                                                      --------
Electronics  3.9%
Bel Fuse Cl. B                                                   1,800                  63,054
Technitrol                                                       2,600                  62,348
                                                                                      --------
                                                                                       125,402
                                                                                      --------
Energy  14.7%
Maverick Lube                                                    2,600                 137,774
Remington Oil & Gas Corp.			                 1,000                  43,220
Pioneer Drilling                                                   900                  14,787
Grey Wolf Inc.                                                   7,900                  58,776
Cimarex Energy                                                     600                  25,956
Newfield Exploration                                             1,200                  50,280
Piedmont Natural Gas                                             3,500                  83,965
Questar                                                            800                  56,040
                                                                                      --------
                                                                                       470,798
                                                                                      --------
Food Processing  0.7%
Performance Food Group                                             700                  21,833
                                                                                      --------
                                                                                        21,833
                                                                                      --------
Food Wholesalers/Retailers  1.9%
Nash Finch                                                       1,500                  44,850
SuperValu                                                          500                  15,410
                                                                                      --------
                                                                                        60,260
                                                                                      --------
Household Products  3.4%
Church & Dwight                                                  2,950                 108,914
                                                                                      --------
                                                                                       108,914
                                                                                      --------
Industrial Products  6.6%
AO Smith                                                         2,400                 126,720
CLARCOR                                                            400                  14,240
Teleflex                                                         1,000                  71,630
                                                                                      --------
                                                                                       212,590
                                                                                      --------
Insurance  6.3%
IPC Holdings                                                     1,500                  42,075
Protective Life                                                  1,900                  94,506
Scottish RE Group Ltd                                            2,700                  66,987
                                                                                      --------
                                                                                       203,568
                                                                                      --------
Medical Services/Supplies  7.9%
Conmed                                                           2,500                  47,875
Owens & Minor                                                    2,300                  75,371
Polymedica                                                       1,400                  59,304
West Pharm. Services                                             2,000                  69,440
                                                                                      --------
                                                                                       251,990
                                                                                      --------
Packaging  4.7%
Aptar Group                                                      1,900                 104,975
Tupperware                                                       2,200                  45,298
                                                                                      --------
                                                                                       150,273
                                                                                      --------

Restaurant  4.9%
Applebee's International                                         1,900                  46,645
CBRL Group                                                       1,300                  57,083
Landry's Seafood Restaurants                                     1,500                  52,995
                                                                                      --------
                                                                                       156,723
                                                                                      --------
Retail  3.7%
BJ's Wholesale                                                   2,300                  72,473
Claire's Stores                                                  1,300                  47,203
                                                                                      --------
                                                                                       119,676
                                                                                      --------
Shipping  1.0%
OMI Corp.                                                        1,800                  32,436
                                                                                      --------
                                                                                        32,436
                                                                                      --------

Services  .9%
Labor Ready Inc.                                                 1,200                  28,740

                                                                                      --------
                                                                                        28,740
                                                                                      --------


Toy  2.0%
RC2 Corp.                                                        1,600                  63,696
                                                                                      --------
                                                                                        63,696
                                                                                      --------
Transportation  3.5%
Arkansas Best                                                    2,300                  89,976
Yellow Roadway                                                     600                  22,836
                                                                                      --------
                                                                                       112,812
                                                                                      --------

Total Common Stocks (Cost $2,036,006)                                                2,729,059

SHORT-TERM INVESTMENTS  9.6%
Federated Prime Value Obligations Fund #853                    142,000                 142,000
Federated Treasury Cash Reserves #125                          142,000                 142,000
First Western Collective Asset                                  23,000                  23,000
                                                                                    ----------
Total Short-Term Investments (Cost $307,000)                                           307,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 94.7% COST ($2,036,006)                       3,036,059

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  5.3%                                  170,275
                                                                                    ----------

NET ASSETS APPLICABLE TO 201,343 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,206,334
                                                                                    ==========

Item 2. Controls and Procedures

(a) 	The Principal Executive and Financial Officers concluded that the registrants Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	The registrant has modified its internal controls over financial reporting including additional separation of responsibilities between accounting and reconciliation and between accounting and authorized signatory functions.


Item 3. Exhibits

	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIKING MUTUAL FUNDS

By: /s/ Shannon D. Radke
- --------------------------------
Shannon D. Radke
Principal Executive Officer

Date: May 30, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Executive Officer

Date: May 30, 2006


By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Financial Officer

Date: May 30, 2006